Consolidated Statements of Changes in Equity	CNY (¥) shares	USD ($) shares	Private Placement CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Total shareholders' equity attributable to ATA Creativity Global Private Placement CNY (¥)	Common shares CNY (¥) shares	Common shares USD ($) shares	Common shares Private Placement CNY (¥) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Private Placement CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Retained earnings (accumulated deficit) CNY (¥)	Retained earnings (accumulated deficit) USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)
Balance at Dec. 31, 2018	¥ 276,184,237			¥ 275,816,839			¥ 3,534,871			¥ (27,737,073)		¥ 410,195,990			¥ (38,288,364)		¥ (71,888,585)		¥ 367,398
Balance (in shares) at Dec. 31, 2018 | shares							45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net loss	(126,397,617)			(122,253,989)													(122,253,989)		(4,143,628)
Foreign currency translation adjustment, net of nil income tax	810,197			810,197											810,197
Share-based compensation	4,809,454			4,809,454								4,809,454
Issuance of common shares with net-settlement of employee individual income tax	(126,723)			(126,723)			¥ 103,697					(230,420)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							1,537,558	1,537,558
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3)	76,868,663			76,868,663			¥ 656,997					76,211,666
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3) (in shares) | shares							9,360,000	9,360,000
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,008,491)			(6,008,491)													(6,008,491)
Issuance of common shares upon private placement			¥ 70,224,123			¥ 70,224,123			¥ 396,747					¥ 69,827,376
Issuance of common shares upon private placement (in shares) | shares									5,662,634
Non-redeemable non-controlling interests resulting from acquisition of Huanqiuyimeng (Note 3)	6,771,349																		6,771,349
Capital contributed by non-redeemable non-controlling interests (Note 16)	2,500,000																		2,500,000
Balance at Dec. 31, 2019	305,635,192			300,140,073			¥ 4,692,312			(27,737,073)		560,814,066			(37,478,167)		(200,151,065)		5,495,119
Balance (in shares) at Dec. 31, 2019 | shares							62,357,078	62,357,078
Increase (Decrease) in Stockholders' Equity
Net loss	(98,002,116)			(92,198,032)													(92,198,032)		(5,804,084)
Foreign currency translation adjustment, net of nil income tax	53,445			53,445											53,445
Share-based compensation	1,776,783			1,776,783								1,776,783
Issuance of common shares with net-settlement of employee individual income tax	(33,807)			(33,807)			¥ 24,363					(58,170)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							343,924	343,924
Repurchase of common shares	(4,003,530)			(4,003,530)						(4,003,530)
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,184,572)			(6,184,572)													(6,184,572)
Acquisition of non-redeemable non-controlling interests				(1,145,497)								(1,145,497)							1,145,497
Disposal of a subsidiary	6,469																		6,469
Settlement of vested share options and vested shares using treasury shares										20,114,679		(20,114,679)
Balance at Dec. 31, 2020	¥ 199,247,864			198,404,863			¥ 4,716,675			(11,625,924)		541,272,503			(37,424,722)		(298,533,669)		843,001
Balance (in shares) at Dec. 31, 2020 | shares	62,701,002	62,701,002					62,701,002	62,701,002
Increase (Decrease) in Stockholders' Equity
Net loss	¥ (35,695,996)			(33,649,593)													(33,649,593)		(2,046,403)
Foreign currency translation adjustment, net of nil income tax	(135,125)	$ (21,204)		(135,125)											(135,125)
Share-based compensation	1,039,972			1,039,972								1,039,972
Issuance of common shares with net-settlement of employee individual income tax	(114,729)			(114,729)			¥ 3,472					(118,201)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							52,838	52,838
Exercise of share options	232,245			232,245								232,245
Redeemable non-controlling interests redemption value accretion (Note 15)	(2,283,089)			(2,283,089)													(2,283,089)
Acquisition of non-redeemable non-controlling interests	(125,000)			(35,785)								(35,785)							(89,215)
Disposal of a subsidiary	28,733,392			24,310,333													24,310,333		4,423,059
Settlement of vested share options and vested shares using treasury shares										1,807,170		(1,807,170)
Balance at Dec. 31, 2021	¥ 190,899,534	$ 29,956,303		¥ 187,769,092	$ 29,465,068		¥ 4,720,147	$ 740,694		¥ (9,818,754)	$ (1,540,777)	¥ 540,583,564	$ 84,829,358		¥ (37,559,847)	$ (5,893,960)	¥ (310,156,018)	$ (48,670,247)	¥ 3,130,442	$ 491,235
Balance (in shares) at Dec. 31, 2021 | shares	62,753,840	62,753,840					62,753,840	62,753,840